CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	$ (26,961)	¥ (187,180)	¥ 770,476	¥ 280,386
Cash flows from investing activities:
Cash paid for long term investments	(323)	(2,242)	(2,302)	(13,260)
Cash received from sale of short term investment	7,713	53,552
Net cash used in investing activities	(29,150)	(202,390)	(432,349)	(421,718)
Cash flows from financing activities:
Consideration paid to selling shareholders				(183,858)
Proceeds received on behalf of selling shareholders				183,858
Proceeds from issuance of ordinary shares				158,044
Proceeds from employee share options exercised	1,092	7,579	16,993	13,975
Cash guaranteed as restricted cash			68,191	(8,191)
Payment for repurchase of ordinary shares	(5,675)	(39,402)	(93,891)
Net cash provided by (used in) financing activities	(12,190)	(84,645)	(106,797)	177,619
Net increase (decrease) in cash and cash equivalents	(68,301)	(474,215)	231,330	36,287
Cash and cash equivalents at beginning of the year		606,796
Effect of foreign exchange rate changes on cash	2,105	14,617	9,009	1,500
Cash and cash equivalents at end of the year (Note 4)	19,433	134,924	606,796
Parent
CONDENSED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(2,217)	(15,395)	(4,528)	(1,120)
Cash flows from investing activities:
Cash given to subsidiaries and consolidated VIEs				(283,068)
Cash paid for long term investments	(265)	(1,842)	(1,302)	(2,692)
Cash received from sale of short term investment	3,864	26,828
Net cash used in investing activities	3,599	24,986	(1,302)	(285,760)
Cash flows from financing activities:
Consideration paid to selling shareholders				(183,858)
Proceeds received on behalf of selling shareholders				183,858
Proceeds from issuance of ordinary shares				158,044
Proceeds from employee share options exercised	782	5,427	16,993	13,975
Cash guaranteed as restricted cash				60,000
Cash received from an off-shore subsidiary			42,946
Payment for repurchase of ordinary shares	(5,675)	(39,402)	(93,891)
Net cash provided by (used in) financing activities	(4,893)	(33,975)	(33,952)	232,019
Net increase (decrease) in cash and cash equivalents	(3,511)	(24,384)	(39,782)	(54,861)
Cash and cash equivalents at beginning of the year	6,678	46,363	73,408	117,626
Effect of foreign exchange rate changes on cash	356	2,484	12,737	10,643
Cash and cash equivalents at end of the year (Note 4)	$ 3,523	¥ 24,463	¥ 46,363	¥ 73,408